Fair Value - Carrying Values and Estimated Fair Values of Financial Assets and Liabilities Required to be Disclosed at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets
Cash and cash equivalents	$ 303,341	$ 491,885	$ 532,620	$ 442,054	$ 18,739	$ 114,352
Restricted cash and cash equivalents	811,670	804,803		653,338
Residential loans at amortized cost, net	1,361,153	1,394,871		1,490,321
Insurance premium receivables	100,527	103,149		107,824
Servicer and protective advances, net	1,595,950	1,381,434		173,047
Financial liabilities Payables and accrued liabilities:
Payables to insurance carriers	79,551	69,489		51,377
Servicer payables	735,391	735,225		587,929
Servicing advance liabilities	1,040,441	971,286		100,164
Debt	2,269,590	2,272,085
Mortgage-backed debt carried at amortized cost	1,803,470	1,887,862		2,072,728
Warehouse borrowings	1,151,216	1,085,563
Carrying Amount [Member] | Level 1 [Member]
Financial assets
Cash and cash equivalents	303,341	491,885		442,054
Restricted cash and cash equivalents	811,670	804,803		653,338
Other				97,210
Financial liabilities Payables and accrued liabilities:
Other				183,885
Servicer payables	735,391	735,225		587,929
Warehouse borrowings	1,147,935	1,084,112
Carrying Amount [Member] | Level 3 [Member]
Financial assets
Residential loans at amortized cost, net	1,361,153	1,394,871		1,490,321
Insurance premium receivables	100,527	103,149		107,824
Servicer and protective advances, net	1,595,950	1,381,434		173,047
Financial liabilities Payables and accrued liabilities:
Payables to insurance carriers	79,551	69,489		51,377
Servicing advance liabilities	1,035,485	970,884		99,508
Mortgage-backed debt carried at amortized cost	1,139,250	1,189,536		1,298,999
Carrying Amount [Member] | Level 2 [Member]
Financial liabilities Payables and accrued liabilities:
Debt	2,229,854	2,229,969		1,115,804
Estimated Fair Value [Member] | Level 1 [Member]
Financial assets
Cash and cash equivalents	303,341	491,885		442,054
Restricted cash and cash equivalents	811,670	804,803		653,338
Other				97,210
Financial liabilities Payables and accrued liabilities:
Other				183,885
Servicer payables	735,391	735,225		587,929
Warehouse borrowings	1,151,216	1,085,563
Estimated Fair Value [Member] | Level 3 [Member]
Financial assets
Residential loans at amortized cost, net	1,309,382	1,341,376		1,436,592
Insurance premium receivables	95,904	97,902		101,238
Servicer and protective advances, net	1,543,203	1,332,315		160,632
Financial liabilities Payables and accrued liabilities:
Payables to insurance carriers	78,544	68,470		50,614
Servicing advance liabilities	1,040,441	971,286		99,915
Mortgage-backed debt carried at amortized cost	1,138,758	1,192,510		1,300,979
Estimated Fair Value [Member] | Level 2 [Member]
Financial liabilities Payables and accrued liabilities:
Debt	$ 2,324,221	$ 2,322,709		$ 1,165,811